CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY [Abstract]
Comprehensive income, attributable to owners of parent	£ 4,834	£ 1,428	£ 1,799